10. Financial instruments (Details 4) - ARS ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
SummaryOfFinancialInstrumentsLineItems [Line Items]
Trade receivables		$ 7,587,906	$ 8,385,237
Group 1
SummaryOfFinancialInstrumentsLineItems [Line Items]
Trade receivables	[1]	6,438,500	7,487,484
Group 2
SummaryOfFinancialInstrumentsLineItems [Line Items]
Trade receivables	[2]	480,237	339,740
Group 3
SummaryOfFinancialInstrumentsLineItems [Line Items]
Trade receivables	[3]	$ 669,169	$ 558,013

[1]	Relates to customers with debt to become due.
[2]	Relates to customers with past due debt from 0 to 3 months.
[3]	Relates to customers with past due debt from 3 to 12 months.